Commitments and contingencies (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure Of Contingent Liabilities Line Items
FCPA related charge	$ 231,700,000
Number of subsidiaries to which subpoenas were issued	1
Acid Concentrate Products - Personal Injury
Disclosure Of Contingent Liabilities Line Items
Litigation settlement insurance recovery	$ 220,000,000
Net litigation settlement expense recorded	60,000,000
Subpoena from the United States Attorney for the Northern District of Texas
Disclosure Of Contingent Liabilities Line Items
Litigation settlement by Davita Rx	63,700,000
Hawaii Medicaid False Claims
Disclosure Of Contingent Liabilities Line Items
Amount of overpayment damages sought, exclusive of other damages sought	$ 8,000,000